Note Payable (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 10, 2020	Apr. 01, 2020	Mar. 11, 2020	Sep. 16, 2019
Note Payable (Textual)
Interest expense, related party			$ 375	$ 224	$ 375	$ 189
Accrued interest				80
Principal amount		$ 18,900		18,900
Interest expense		393	$ 94	268,996	$ 864	$ 62,739
Paycheck Protection Program [Member]
Note Payable (Textual)
Interest-bearing unsecured	5.00%
Interest rate	1.00%
Note payable useful life	2 years
Principal amount	$ 18,900
Interest expense		48		80
Promissory Note Agreement [Member]
Note Payable (Textual)
Notes payable, related parties		0		0
Interest expense, related party		$ 0		$ 126
Accrued interest	$ 126
Promissory Note Agreement [Member] | Chief Executive Officer [Member]
Note Payable (Textual)
Notes payable, related parties									$ 20,000	$ 15,000	$ 25,000
Interest-bearing unsecured		6.00%		6.00%				6.00%
Interest expense, related party		$ 0		$ 99